Property, Equipment and Software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of property, equipment and software
Gross book value	¥ 16,138,992	¥ 15,869,713
Less: accumulated depreciation and amortization	(7,679,167)	(7,181,872)
Less: impairment	(34,498)	(167,740)
Net book value	8,425,327	8,520,101		$ 1,204,806
Depreciation and amortization expense	805,200	781,200	¥ 769,700
Building and decoration
Summary of property, equipment and software
Gross book value	7,908,588	6,888,673
Leasehold improvements
Summary of property, equipment and software
Gross book value	144,467	197,230
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value	422,487	559,271
Vehicles
Summary of property, equipment and software
Gross book value	78,192	93,596
Servers and computers
Summary of property, equipment and software
Gross book value	6,244,883	6,094,887
Software
Summary of property, equipment and software
Gross book value	355,268	340,038
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 985,107	¥ 1,696,018